Income statement and statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net sales	kr 140,800	kr 126,946	kr 122,021
Cost of goods sold	(23,658)	(20,932)	(20,088)
Gross profit	117,142	106,014	101,933
Sales and distribution costs	(37,008)	(32,928)	(31,823)
Research and development costs	(17,772)	(15,462)	(14,220)
Administrative costs	(4,050)	(3,958)	(4,007)
Other operating income and expenses	332	460	600
Operating profit	58,644	54,126	52,483
Financial income	2,887	1,628	65
Financial expenses	(2,451)	(2,624)	(3,995)
Profit before income taxes	59,080	53,130	48,553
Income taxes	(11,323)	(10,992)	(9,602)
Net profit	kr 47,757	kr 42,138	kr 38,951
Earnings per share
Basic earnings per share (DKK per share)	kr 20.79	kr 18.05	kr 16.41
Diluted earnings per share (DKK per share)	kr 20.74	kr 18.01	kr 16.38